Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount	$ 2,196,849,000
Fair Value / Carrying Amount of Assets (Liability)	$ (309,003,000)
Lower range of credit facility margin	0.30%	0.30%
Higher range of credit facility margin	4.00%	3.25%
Interest Rate Swap Agreements One [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 950,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (210,365,000)
Weighted-Average Remaining Term (years)	5 years 2 months
Fixed Interest Rate	4.00%
Interest Rate Swap Agreements Two [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 1,246,849,000
Fair Value / Carrying Amount of Assets (Liability)	$ (98,638,000)
Weighted-Average Remaining Term (years)	5 years 1 month
Fixed Interest Rate	2.70%